OTHER CASH FLOW DISCLOSURES - Change in Non-cash Operating Working Capital and Other Assets (Details) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2017		Dec. 31, 2016
Cash Flow Statement [Abstract]
Accounts receivable	CAD 40.9		CAD 25.0
Accounts payable	(22.7)		(43.8)
Prepaid tax assessment	0.0		(2.7)
Change in non-cash operating working capital	CAD 18.2	[1]	CAD (21.5)

[1]	See Notes 2 and 14.